RELATED PARTY TRANSACTIONS (Details) - USD ($)		9 Months Ended
	Nov. 18, 2013	Sep. 30, 2015	Sep. 30, 2014
Related Party Transaction [Line Items]
Issued warrants value	$ 900,000
Success Fee			$ 1,500,000
Management Agreement compensation		$ 150,000	150,000
Aggregate payment for costs incurred		1,500,000	1,400,000
Corporate and marketing activities related party		$ 100,000	$ 0
Nordic American Tankers Limited [Member]
Related Party Transaction [Line Items]
Common shares purchased (in shares)	4,333,566
Common shares purchased price	$ 65,000,000
Sale of Stock, Percentage of Ownership after Transaction	26.00%
Ownership percentage		19.60%